NET INCOME (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2011
NET INCOME (LOSS) PER SHARE
17.	NET INCOME (LOSS) PER SHARE

The following table sets forth the computation of basic and diluted net income (loss) per share:

	For the years ended December 31,
	2009	2010	2011

Net income (loss) (numerator), basic and diluted	$12,583,381	$11,923,199	$(7,654,862)
Shares (denominator):
Weighted average ordinary shares outstanding used in computing basic net income (loss) per share	1,385,201,479	1,466,947,693	1,607,110,119
Effect of dilutive securities:
Plus incremental weighted average ordinary shares from assumed conversions of stock options, nonvested shares and warrant using the treasury stock method	152,569,572	80,922,985	—
Total weighted average shares used in computing diluted net income (loss) per share	1,537,771,051	1,547,870,678	1,607,110,119
Net income (loss) per share, basic	$0.01	$0.01	$(0.00)
Net income (loss) per share, diluted	$0.01	$0.01	$(0.00)

The dilutive effects of the options, nonvested shares and warrant are calculated using the treasury stock method. Under the treasury stock method, the proceeds from the assumed conversion of options, nonvested shares and warrant, which include the benefit of the compensation costs attributable to future services and not yet recognized, are used to repurchase outstanding ordinary shares using a yearly average market price.

The dilutive effect of the convertible senior note was calculated using if-converted method. Under the if-convertible method, the interest less income tax effects applicable to the convertible senior note is added back to the numerator. The convertible senior note is assumed to have been converted at the beginning of the period.

For the years ended December 31, 2009, 2010 and 2011, the Company had the following securities outstanding which could potentially dilute basic net income (loss) per share in the future, but were excluded from the computation of diluted net income (loss) per share in 2009, 2010 and 2011 as their effects would have been antidilutive:

	For the years ended December 31,
	2009	2010	2011

Options, nonvested shares and warrant	-	-	187,160,617
Convertible senior note	76,000,000	76,000,000	22,800,000